UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23368

1WS Credit Income Fund

(Exact name of registrant as specified in charter)

299 Park Avenue, 25th Floor

New York, New York 10171

(Address of principal executive offices) (Zip code)

Kurt A. Locher

c/o 1WS Credit Income Fund

Chief Executive Officer

299 Park Avenue, 25th Floor

New York, New York 10171

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 377-4810

Date of fiscal year end: October 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1 – Proxy Voting Record.

1WS Credit Income Fund did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2019 through June 30, 2020.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1WS Credit Income Fund

By:	/s/ Kurt A. Locher
Kurt A. Locher
Chief Executive Officer (Principal Executive Officer)
Date:	August 17, 2020